Private Securities Offerings - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 23, 2013	Nov. 30, 2015	May. 31, 2015	Sep. 21, 2015	Jun. 11, 2015	Feb. 06, 2015	Sep. 26, 2014	May. 31, 2014
Equity and Equity Units Offering Disclosure [Line Items]
Exercise price of warrants, per share					$ 1.02
Convertible notes			$ 4,862,257			$ 1,500,000	$ 2,000,000
Common stock, par value		$ 0.001	$ 0.001
Private Equity Offering
Equity and Equity Units Offering Disclosure [Line Items]
Units sold at private equity offering	11,153,850	17,254,952
Price per unit	$ 1.30
Proceeds from units sold at private equity offering	$ 14,500,000
Number of common stock per unit	2
Number of shares issued			20,989,494
Warrant to purchase common share	1
Exercise price of warrants, per share	$ 0.75	$ 0.75	$ 0.75
Number of common stock warrants issued			11,153,850
Common stock shares purchased, percentage		50.00%
Term of warrants		5 years
Common stock, par value		$ 0.001
Warrants to purchase common shares, shares		11,724,092
Private Equity Offering | Placement Agent
Equity and Equity Units Offering Disclosure [Line Items]
Exercise price of warrants, per share		$ 0.75
Term of warrants		5 years
Warrants to purchase common shares, shares		1,716,643
Private Equity Offering | Warrants Issued
Equity and Equity Units Offering Disclosure [Line Items]
Warrants to purchase common shares, shares		8,627,450
Investor Warrants | Private Equity Offering
Equity and Equity Units Offering Disclosure [Line Items]
Warrants to purchase common shares, shares		10,344,092
Short-Term Convertible Notes | 6-Month Unsecured Convertible Promissory Notes
Equity and Equity Units Offering Disclosure [Line Items]
Convertible notes			$ 3,981,050
Convertible note conversion price per share			$ 0.75	$ 0.675
Convertible notes term			6 months
Convertible notes, interest rate			7.00%
Common stock shares purchased, percentage			50.00%
Common stock, par value			$ 0.001
Short-Term Convertible Notes | 6-Month Unsecured Convertible Promissory Notes | Investor Warrants
Equity and Equity Units Offering Disclosure [Line Items]
Exercise price of warrants, per share			$ 0.75
Common stock shares purchased, percentage			20.00%
Term of warrants			5 years
Common stock, par value			$ 0.001
Warrants to purchase common shares, shares			1,061,586